Other financial assets	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other financial assets
16. Other financial assets

	2023 $m	2022 $m

Equity securities	102	103

Restricted funds:

Ring-fenced amounts to satisfy insurance claims:

Cash	2	2

Money market funds	14	3

Bank accounts pledged as security	32	39

Other	2	1

	50	45

Trade deposits and loans	40	8

	192	156

Analysed as:

Current	7	–

Non-current	185	156

	192	156
Equity securities
The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 25.
The most significant investments are as follows:

	2023		2022
	Fair value $m	Dividend income $m	Fair value $m	Dividend income $m

Investment in entity which owns:

InterContinental The Willard Washington DC	27	1	27	–

InterContinental Grand Stanford Hong Kong	37	–	35	–
Restricted funds
Amounts ring-fenced to satisfy insurance claims are principally held in the Group’s Captive, which is a regulated entity.
The bank accounts pledged as security are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 27). The amounts pledged as security were reduced in the year with the trustees’ agreement, based on updated actuarial valuations. The bank accounts will continue to be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged, unless otherwise agreed with the trustees and amounts pledged may change in future years.
Expected credit losses
Other financial assets with a net value of $68m (2022: $50m) are subject to the expected credit loss model requirements of IFRS 9. Equity securities, money market funds and other amounts measured at fair value are excluded. The gross value of trade deposits and loans that were subject to the expected credit loss requirements is $40m with credit loss allowances of $9m (2022: $20m gross, $12m allowance). Other expected credit losses are considered to be immaterial.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on S&P’s ratings.
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2023 $m	2022 $m

Americas	99	54

EMEAA	56	62

Greater China	37	40

	192	156